Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 8.7	$ 10.9	$ 5.0
Additional impairment losses	$ 5.9